Finance Income and Costs	12 Months Ended
Dec. 31, 2022
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Finance Income and Costs
33.	Finance Income and Costs
Details of finance income and costs for the years ended December 31, 2020, 2021 and 2022 were as follows:

(in millions of Won)	2020		2021	2022
Finance income
Interest income(*1)	￦	372,174	292,243	247,005
Dividend income		38,348	74,451	39,383
Gain on foreign currency transactions		1,147,692	1,079,939	2,284,126
Gain on foreign currency translations		574,463	298,452	703,627
Gain on derivatives transactions		352,005	402,171	840,265
Gain on valuations of derivatives		115,642	370,780	262,723
Gain on disposals of financial assets at fair value through profit of loss		15,550	20,070	256,016
Gain on valuations of financial assets at fair value through profit or loss		51,581	101,717	98,359
Gain on valuations of financial liabilities at fair value through profit or loss		—	54,057	85,790
Others		10,044	36,230	16,717

	￦	2,677,499	2,730,110	4,834,011

Finance costs
Interest expenses	￦	(638,797)	(439,826)	(607,458)
Loss on foreign currency transactions		(1,067,907)	(985,179)	(2,505,862)
Loss on foreign currency translations		(425,479)	(554,910)	(969,215)
Loss on derivatives transactions		(410,008)	(496,798)	(690,471)
Loss on valuations of derivatives		(229,524)	(101,198)	(193,127)
Loss on disposals of trade accounts and notes receivable		(15,816)	(17,769)	(64,244)
Loss on disposals of financial assets at fair value through profit or loss		(5,571)	(7,951)	(18,245)
Loss on valuations of financial assets at fair value through profit or loss		(67,464)	(113,810)	(698,136)
Others		(31,836)	(47,734)	(57,708)

	￦	(2,892,402)	(2,765,175)	(5,804,466)

(*1)	Interest income calculated using the effective interest method for the years ended December 31, 2020, 2021 and 2022 were ￦ 207,014 million, ￦ 134,121 million and ￦ 226,584 million, respectively.